Related parties and variable interest entities (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Related Party Transactions	The below table shows the outstanding balances with Carl Zeiss SMT Holding GmbH & Co. KG and its subsidiaries in our Consolidated Balance Sheets, as well as our maximum exposure to losses:

Year ended December 31 (€, in millions)	2022	2023	Maximum exposure to loss
Advance payments included in Other assets	1,100.3	1,182.7	1,182.7
Advance payments included in Property, plant and equipment	70.0	—	—
Loan receivable	364.4	912.4	912.4
Investment agreement for 24.9% equity	923.6	919.6	919.6
Accounts receivable	—	7.8	7.8
Accounts payable	269.2	4.0	—
Cost to be paid included in Accrued and other liabilities	111.2	199.9	—
Our maximum exposure to loss related to our involvement in Carl Zeiss SMT Holding GmbH & Co. KG as a variable interest entity includes the carrying value of each of the assets, as well as the risk of any future operating losses of
Carl Zeiss SMT Holding GmbH & Co. KG, which cannot be quantified.
The total purchases from Carl Zeiss SMT Holding GmbH & Co. KG and its subsidiaries are as follows:

Year ended December 31 (€, in millions)	2021	2022	2023
Total purchases	2,070.3	2,693.6	3,325.9